FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Debt instruments portfolio by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	$ 34,317,259	[1]	$ 37,570,270
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	32,823,352		36,524,575
Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	15,378,263		14,487,429
Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	10,121,306		12,419,490
Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	1,886,104		4,508,483
Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	1,159,323		1,609,922
Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	4,278,356		3,499,251
Fair value through profit or loss
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	24,626,310		23,606,879
Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	23,459,380		23,035,281
Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	12,615,680		11,644,181
Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	9,776,321		10,283,450
Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	89,471		257,326
Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	825,334		731,564
Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	152,574		118,760
Fair value through OCI
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	3,878,325		5,558,513
Fair value through OCI | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	3,551,348		5,084,416
Fair value through OCI | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	2,625,566		2,683,925
Fair value through OCI | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance			1,484,546
Fair value through OCI | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	862,158		639,108
Fair value through OCI | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	63,624		276,837
Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	5,812,624		8,404,878
Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	5,812,624		8,404,878
Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	137,017		159,323
Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	344,985		651,494
Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	934,475		3,612,049
Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	270,365		601,521
Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	4,125,782		3,380,491
Less than 1 year | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	17,790,489		15,046,751
Less than 1 year | Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	10,857,476		8,376,001
Less than 1 year | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	2,231,675		1,019,028
Less than 1 year | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	8,104,847		7,088,685
Less than 1 year | Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	1,515		42,395
Less than 1 year | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	406,122		192,039
Less than 1 year | Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	113,317		33,854
Less than 1 year | Fair value through OCI | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	2,658,002		2,937,825
Less than 1 year | Fair value through OCI | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	2,625,566		2,648,354
Less than 1 year | Fair value through OCI | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance			169,992
Less than 1 year | Fair value through OCI | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	32,436		119,479
Less than 1 year | Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	4,275,011		3,732,925
Less than 1 year | Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	135,316		143,911
Less than 1 year | Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	0		56,847
Less than 1 year | Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	64,203		201,944
Less than 1 year | Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	4,075,492		3,330,223
Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	121,746,439		122,252,684
Between 1 and 3 years | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	8,335,440		11,102,603
Between 1 and 3 years | Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	7,558,295		8,948,755
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	6,294,281		6,767,240
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	984,195		1,835,751
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	17,735		28,019
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	238,371		235,209
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	23,713		82,536
Between 1 and 3 years | Fair value through OCI | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	71,754		808,501
Between 1 and 3 years | Fair value through OCI | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	0		35,571
Between 1 and 3 years | Fair value through OCI | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance			648,246
Between 1 and 3 years | Fair value through OCI | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	40,566		73,409
Between 1 and 3 years | Fair value through OCI | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	31,188		51,275
Between 1 and 3 years | Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	705,391		1,345,347
Between 1 and 3 years | Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	44,335		51,260
Between 1 and 3 years | Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	85,834		162,996
Between 1 and 3 years | Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	492,450		1,086,392
Between 1 and 3 years | Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	82,772		44,699
Between 1 and 3 years | Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	0
Between 3 and 5 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	70,951,319		67,335,491
Between 3 and 5 years | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	4,072,289		3,913,413
Between 3 and 5 years | Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	3,222,389		2,052,875
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	2,816,527		1,157,703
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	268,725		651,529
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	40,239		41,022
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	96,441		200,251
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	457		2,370
Between 3 and 5 years | Fair value through OCI | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	349,647		608,633
Between 3 and 5 years | Fair value through OCI | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance			497,967
Between 3 and 5 years | Fair value through OCI | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	349,647		60,922
Between 3 and 5 years | Fair value through OCI | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	0		49,744
Between 3 and 5 years | Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	500,253		1,251,905
Between 3 and 5 years | Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	60,492		46,598
Between 3 and 5 years | Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	62,193		85,772
Between 3 and 5 years | Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	338,593		847,742
Between 3 and 5 years | Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	38,975		271,793
Between 3 and 5 years | Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	0
More than 5 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	124,627,171		121,834,038
More than 5 years | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	2,625,134		6,461,808
More than 5 years | Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	1,821,220		3,657,650
More than 5 years | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	1,273,197		2,700,210
More than 5 years | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	418,554		707,485
More than 5 years | Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	29,982		145,890
More than 5 years | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	84,400		104,065
More than 5 years | Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	15,087
More than 5 years | Fair value through OCI | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	471,945		729,457
More than 5 years | Fair value through OCI | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance			168,341
More than 5 years | Fair value through OCI | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	471,945		504,777
More than 5 years | Fair value through OCI | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	0		56,339
More than 5 years | Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	331,969		2,074,701
More than 5 years | Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	32,190		61,465
More than 5 years | Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	61,642		258,815
More than 5 years | Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	103,432		1,621,068
More than 5 years | Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	84,415		83,085
More than 5 years | Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	$ 50,290		$ 50,268

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.